Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/08

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.
                                    [ ] includes the cover page.

Institutional Investment Manager Filing this Report:

"Name:     RockView Management, LLC"
Address:  900 Third Avenue
"          New York, NY 10022"

Form 13F File Number: 028-11749

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peyton F. Carter
Title: Chief Compliance Officer
Phone: 212-821-8705

"Signature, Place, and Date of Signing:"
"Peyton Carter               New York, NY                 "
"[Signature]                      [City, State]              [Date]"

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ]    13F NOTICE. (Check here if no holdings reported are in this
"       report, and all holdings are reported by other reporting"
       manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
"[If there are no entries in this list, omit this section.]"

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 120
"Form 13F Information Table Value Total: $ 62,324 (thousands)"
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect
"to which this report is filed, other than the manager filing this" report.

"[If there are no entries in this list, state ""NONE"" and omit the" column headings and list entries.]

No.             Form 13F File Number            Name

None

FORM 13F INFORMATION TABLE

ITEM 1:	ITEM 2:	ITEM 3:	 ITEM 4: 	 ITEM 5: 	ITEM 6:	ITEM 7:	ITEM 8:
NAME OF	TITLE OF	CUSIP	 MARKET  	 AMOUNT OF 	INVESTMENT 	MGRS	VOTING
ISSUER	CLASS	NUMBER	 VALUE 	 SECURITY 	DISCRETION		AUTHORITY
			 (000) 	 (SHARES) 	(A)		(A)

WTS ARCADE ACQUISITION CORP		007556111	4	149500	SOLE		SOLE
WTS ATLAS ACQUISITION HOLDINGSCORP		038798112	0	45000	SOLE		SOLE
WTS BPW ACQUISITION CORP		049162118	13.125	125000	SOLE		SOLE
WTS COLUMBUS ACQUISITION CORP		055637110	32	215000	SOLE		SOLE
COMCAST HOLDINGS CORPORATION 2% EXCH SUBORDINATED DEBS		198851115	3	78000	SOLE		SOLE
WTS COMMUNITY BANKERS TRUST CORPORATION		200300507	685	20000	SOLE		SOLE
B6 WTS CORE MARK HOLDING CO INC CALL FROM FTSE		203612114	23	65100	SOLE		SOLE
DANA HOLDING CORP		218681120	27	6224	SOLE		SOLE
DUNE ENERGY INC SR PFD CONV 144A		235825205	1102.21	45944	SOLE		SOLE
DUNE ENERGY INC SENIOR PREFERRED CONV 10%		265338301	1158	7072	SOLE		SOLE
FOAMEX INTL INC NEW		265338400	137	836	SOLE		SOLE
PUT/GM(GMMA) @ 5 EXP 01/17/2009		344123203	2	20676	SOLE		SOLE
PUT/GM(GMMR) @ 7.5 EXP 01/17/2009		370442105	1553	900	SOLE		SOLE
GENERAL MOTORS CORPORATION CONV PFD 1.50 06/01/2009 SERIES D		370442105	50	3450	SOLE		SOLE
WTS GLOBAL BRANDS ACQUISITION CORP		370442691	681	6000	SOLE		SOLE
WTS GLOBAL CONSUMER ACQUISITION CORP		378982110	30	600000	SOLE		SOLE
WTS HICKS ACQUISITION CO I INC		378983118	9	100000	SOLE		SOLE
HIGHLANDS ACQUISITION CORP		429086127	6	114400	SOLE		SOLE
WTS HIGHLANDS ACQUISITION CORP		430880104	460	50000	SOLE		SOLE
IDEATION ACQUISITION CORP		430880112	7.5	250000	SOLE		SOLE
WTS IDEATION ACQUISITION CORP		451665103	126	17500	SOLE		SOLE
INTERPUBLIC GROUP COS INC 5.25% CONV PERP PFD SER B 144A		451665111	10	192500	SOLE		SOLE
INTERPUBLIC GROUP COS INC PERP PFD CONV SER B 5.25%		460690407	1001	3000	SOLE		SOLE
W WTS ISRAEL GROWTH PARTNERS ACQUISITION CORP CALL FROM FTSE		460690803	300	750	SOLE		SOLE
ISRAEL GROWTH PARTNERS ACQ CORP CLASS B CALL FROM FTSE		465090116	1	330400	SOLE		SOLE
PORTLAND GENERAL ELECTRIC CO NEW		465090207	130	25000	SOLE		SOLE
SANTA MONICA MEDIA CORP		736508847	23	1633	SOLE		SOLE
WTS SANTA MONICA MEDIA CORP EXP 03/27/2011		802501106	264	33860	SOLE		SOLE
WTS SHERMEN WSC ACQUISITION CORP EXP 05/24/2011		802501114	2	150000	SOLE		SOLE
WTS STONE TAN CHINA ACQUISITION CORPORATION		824197115	13	320000	SOLE		SOLE
WTS STONELEIGH PARTNERS ACQ CORP		861752111	2	52000	SOLE		SOLE
TRANS-INDIA ACQUISITION CORP		861923126	1	47000	SOLE		SOLE
WTS TRANS-INDIA ACQUISITION CORP		893237107	271	35000	SOLE		SOLE
UNITED REFINING ENERGY CORP COM		893237115	0	10500	SOLE		SOLE
WTS UNITED REFINING ENERGY CORP		911360105	101	10930	SOLE		SOLE
WILLIAMS COMPANIES INC. (THE) CMN		911360113	16.9	169000	SOLE		SOLE
TRIAN ACQUISITION I CORP		969457100	2896	200000	SOLE		SOLE
WTS CAPITOL ACQUISITION CORP		89582E108	1009.503	113300	SOLE		SOLE
WTS TRIAN ACQUISITION I CORP		14055E112	20	150000	SOLE		SOLE
ADELPHIA RECOVERY TRUST SERIES ACC-1 INT		89582E116	77.05	335000	SOLE		SOLE
ALERITAS CAPITAL CORP		00685R409	24	2396301	SOLE		SOLE
WTS ALPHA SECURITY GROUP CORP		01449F103	0	39000	SOLE		SOLE
WTS ALTERNATIVE ASSET MGMT ACQUISITION CORP		02078A118	2	75000	SOLE		SOLE
WTS ALYST ACQUISTION CORP		02149U119	16	227200	SOLE		SOLE
APEX BIOVENTURES ACQUISITION CORP		02263A113	0.756	75600	SOLE		SOLE
WTS APEX BIOVENTURES ACQUISITNCORP		03753Q105	771	104250	SOLE		SOLE
BALLY TOTAL FITNESS ESCROW		03753Q113	0.9375	31250	SOLE		SOLE
"CARNIVAL CORPORATION STEP CPN DUE 04/29/2033 CONV OA 1.132% TO 4/08, 0% THEREAFTER"		058ESC997	0	10087	SOLE		SOLE
WTS CHINA HOLDINGS ACQUISITIONCORPORATION		143658AV4	4378	2000000	SOLE		SOLE
"COMMSCOPE, INC. 1% 03/15/2024 SER: B CONV SM"		16942N114	3	341200	SOLE		SOLE
CONSECO INC DEB CONV 3.50000000% 09/30/35		203372AD9	11	4500000	SOLE		SOLE
CBTC ROYAL CARIBBEAN CRUISES SER 2001-27 CL A-1 8.875% PREFERRED 10/15/2027		208464BH9	965	2000000	SOLE		SOLE
CORTS TR U S WEST COMMUNICATIONS DEBS CORP BKD TR SECS CTFS PFD 7.5%		21988G650	93	7050	SOLE		SOLE
WTS ENERGY INFRASTRUCTUIRE ACQUISITION CORP CALL FROM FTSE		22081G209	334	29306	SOLE		SOLE
WTS ENTERPRISE ACQUISITION CORP		29269P117	0	57500	SOLE		SOLE
FIBERTOWER CORPORATION 9% 11/15/2012 CONV MN		29365R116	6	175000	SOLE		SOLE
WTS GHL ACQUISITION CORP		31567RAC4	180	5000000	SOLE		SOLE
GMAC LLC 7.35% NOTES DUE 08/08/2032		36172H116	11	54800	SOLE		SOLE
GMAC LLC 7.25% NOTES DUE 02/07/2033 0.00000000% 06/30/49		36186C301	68	5700	SOLE		SOLE
WTS GENEVA ACQUISITION CORP		36186C400	1	7300	SOLE		SOLE
GOLDEN POND HEALTHCARE INC		37185Y112	5	260000	SOLE		SOLE
WTS GOLDEN POND HEALTHCARE INC		38116J109	145	20000	SOLE		SOLE
HUMAN GENOME SCIENCES INC 2.25% 08/15/2012 CONV FA MW + CM STK PRX LEVEL		38116J117	7	170000	SOLE		SOLE
WTS INFORMATION SERVICES GROUPINC		444903AM0	2100	2500000	SOLE		SOLE
WTS INTER-ATLANTIC FINANCIAL INC		45675Y112	3	37500	SOLE		SOLE
ION MEDIA NETWORKS INC MANDATORILY CONV PFD 12% SER B		45890H118	2	104000	SOLE		SOLE
ION MEDIA NETWORKS INC MANDATORILY CONV SR SUB NT SER A 11.00000000% 07/31/13		46205A806	0	12	SOLE		SOLE
JDS UNIPHASE CORP SR NT CONV 1.00000000% 05/15/26		46205AAB9	3	1684983	SOLE		SOLE
JK ACQUISITION CORP NEW		46612JAD3	54	100000	SOLE		SOLE
KBL HEALTHCARE ACQUISITION CORP III		47759H304	0	15467	SOLE		SOLE
WTS KBL HEALTHCARE ACQUISITIONCORP III		48241N107	139	18850	SOLE		SOLE
"LEVEL 3 COMMUNICATIONS, INC. 6% 03/15/2010 CONV SM"		48241N115	3	148750	SOLE		SOLE
LEVEL 3 COMMUNICATIONS INC CONV SR NT 5.25000000% 12/15/11		52729NAS9	1909	3000000	SOLE		SOLE
LIBERTY ACQUISITION HOLDINGS CORP		52729NBF6	1977	4750000	SOLE		SOLE
WTS LIBERTY ACQUISITION HOLDINGS CORP		53015Y107	474.44499	57231	SOLE		SOLE
LIONS GATE ENTMT CORP CONV SR SUB NT 3.62500000% 03/15/25		53015Y115	27	72000	SOLE		SOLE
LIONS GATE ENTERTAINMENT CORP 3.625% 03/15/2025 SER: B CONV SM		535919AG9	2545	4000000	SOLE		SOLE
MEDIA & ENTMT HLDGS INC		535919AG9	909	3000000	SOLE		SOLE
WTS MEDIA & ENTMT HLDGS INC		58439W108	1403.71	182300	SOLE		SOLE
MERISTAR HOSPITALITY CORP SUB CONV NOTE 9.50000000% 04/01/10		58439W116	0	160000	SOLE		SOLE
NII HLDGS INC NT CONV 3.12500000% 06/15/12		58984YAJ2	257	250000	SOLE		SOLE
WTS NRDC ACQUISITION CORP		62913FAJ1	1471	2750000	SOLE		SOLE
NAVISTAR FINANCIAL CORP 4.75% 04/01/2009 SER: B CONV OA		62941R110	84	400000	SOLE		SOLE
ORACLE HEALTHCARE ACQUISITION CORP CALL FROM FTSE		638902AM8	5679	2000000	SOLE		SOLE
WTS PAN EUROPEAN HOTEL ACQUISITION CO N V WT EXP 144A		68402M102	0	88875	SOLE		SOLE
PARMALAT S P A 144A SPONSORED GDR REPSTG WARRANTS 12/31/2015		69805M111	0	99600	SOLE		SOLE
POLARIS ACQUISITION CORP		70175R110	2	1300	SOLE		SOLE
PROSHARES ULTRA S&P500 ETF CALL FROM FTSE		73104R102	227	24900	SOLE		SOLE
WTS PROSPECT ACQUISITION CORPORATION		74347R107	3152	120000	SOLE		SOLE
"PRUDENTIAL FINANCIAL, INC. FRN 12/15/2037 CONV 12/15/08 03/15/09 0.366250%"   74347T111	5  76800  SOLE	SOLE
"RELIANT ENERGY, INC. CMN"		744320AJ1	61	6000000	SOLE		SOLE
WTS RENAISSANCE ACQUISITION CORP		75952B105	969	10566	SOLE		SOLE
WTS SAPPHIRE INDUSTRIALS CORP		75966C115	9	297000	SOLE		SOLE
WTS SECURE AMERICA ACQUISITIONCORPORATION		80306T117	24	150000	SOLE		SOLE
WTS SPORTS PROPERTIES ACQUISITION CORP		81372L111	6	89500	SOLE		SOLE
WTS TM ENTERTAINMENT AND MEDIAINC		84920F115	38.423	349300	SOLE		SOLE
WTS TREMISIS ENERGY ACQUISITION CORPORATION II		87260T116	3.6	120000	SOLE		SOLE
WTS TRIPLECROWN ACQUISITION CORP		89472N119	12	123000	SOLE		SOLE
TRUMP ENTERTAINMENT RESORTS INC		89677G117	10	100000	SOLE		SOLE
UTS 2020 CHINACAP ACQUIRCO INCUNIT 1 COM & 1 WT EXP		89816T103	0	1147	SOLE		SOLE
USF&G CORP SUB DEB CNV 0% 03/03/2009 CONV		90212G208	265	36500	SOLE		SOLE
VECTOR GROUP LTD 5% 11/15/2011 CONV FMAN		903290AD6	5308	1000000	SOLE		SOLE
VECTOR GROUP LTD SR DEB CONV 5.75000000% 06/15/26		92240MAE8	3586	4750000	SOLE		SOLE
VECTOR GROUP LTD 3.875% 06/15/2026 CONV SDMJ		92240MAL2	3825	4000000	SOLE		SOLE
VECTOR GROUP LTD CONV SUB NT 11.00000000% 08/15/15		92240MAL2	2896	3750000	SOLE		SOLE
VICTORY ACQUISITION CORP		92240MAP3	3000	4000000	SOLE		SOLE
WTS VICTORY ACQUISITION CORP		92644D100	146	15000	SOLE		SOLE
ION MEDIA NETWK CL B CONV PFD FRACTIONAL SHARES		92644D118	8	117500	SOLE		SOLE
WTS ASIA SPECIAL SITUATION ACQUISITION CORP		EGC05A802	0	93322	SOLE		SOLE
INDIA HOSPITALITY ORD SHS REG S		G0538M121	14	124500	SOLE		SOLE
WTS INDIA HOSPITALITY CORP REG S		G47601102	0	50000	SOLE		SOLE
WTS LIBERTY INTL ACQ CALL WTS ON LIBERTY ACQUISITION HOLD		G47601110	88	130000	SOLE		SOLE
WTS OVERTURE ACQUISITION CORP		G67861123	2	195000	SOLE		SOLE
UTS CHARDAN 2008 CHINA ACQUISITION CORP UNIT 1 COM & 1 WT EXP		G6830P118	18	240000	SOLE		SOLE
WTS PARMALAT SPA WTS ON AZIONI ORDINARIE		G8977T127	325	50000	SOLE		SOLE
MAGNA ENTERTAINMENT EURO CONV 8.55000000% 06/15/10		T7S73MAA5	0	650	SOLE		SOLE
RESEARCH PHARM SRV REG S		U55658AB1	0	1200000	SOLE		SOLE
WTS NAVIOS MARITIME ACQUISITION CORP CALL FROM FTSE		U76095105	0	326923	SOLE		SOLE
WTS NAVIOS MARITIME ACQUISITION CORP CALL FROM FTSE		Y62159119	15	80000	SOLE		SOLE